Cover	Apr. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2021
Entity File Number	001-32590
Entity Registrant Name	COMMUNITY BANKERS TRUST CORPORATION
Entity Central Index Key	0001323648
Entity Tax Identification Number	20-2652949
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	9954 Mayland Drive
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23233
City Area Code	804
Local Phone Number	934-9999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ESXB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false